Uncategorized Items
[rr_AnnualFundOperatingExpensesTableTextBlock]	 ~ http://xbrl.sec.gov/rr/role/OperatingExpensesData column period compact * row primary compact * row dei_LegalEntityAxis compact cik0000088525_S000008807Member row rr_ProspectusShareClassAxis compact cik0000088525_C000023964Member ~
[rr_FeeWaiverOrReimbursementOverAssets]		(0.0047)